WARRANT LIBILITY	12 Months Ended
Dec. 31, 2014
WARRANT LIBILITY [Abstract]
WARRANT LIBILITY

12. WARRANT LIBILITY

In connection with the public offering of the Company's common stock that closed on September 16, 2013, the Company issued to its underwriters, a warrant to purchase up to a total of 10,500,000 shares of common stock (35% of the shares sold in the public offering) at $6.04 per ADS (aggregate of 5,250,000 ADSs) or $3.02 per share. The option is exercisable from September 16, 2013 to September 16, 2017. There are three ways in which the Company might settle the warrant liability: i) physical delivery of Shares, iii) physical delivery of ADS (at the election of the holder) or iii) net share settlement, if unable to register the shares in the case of i and ii. Warrants are separately transferable, and the holder can choose to exercise the warrant in whole or part. The exercise price is subject to adjustment under several circumstances and also to anti-dilution adjustments. All the warrants are outstanding as of December 31, 2014.

The Company is accounting for the warrant as a derivative liability because the exercise price is subject to adjustment under several special circumstances, including anti-dilution clauses. As a result, the warrant is not considered indexed to the Company's own stock, and as such, all future changes in the fair value of the option are recognized currently in earnings until such time as the warrant is exercised or expired.

On September 16, 2013, the issue date of the warrant, the Company recorded this warrant at its fair value of $12,547,500 with an offset to shareholders' equity. The Company recognized a gain of $3,202,500 and $7,455,000 from the change in fair value of the warrant liability for years ended December 31, 2013 and 2014.

This warrant does not trade in an active securities market, and as such, the Company estimates its fair value using the Monte Carlo Simulation as of the date that the warrant was originally issued and as of December 31, 2013 and 2014 using the following main assumptions:

	As September 16	As December 31,	As December 31,
	2013	2013	2014
Stock price	$4.27	$3.45	$1.41
Exercise price	$6.04	$6.04	$6.04
Annual dividend yield	-%	-%	-%
Time to maturity	4.0	3.7	2.7
Risk-free interest rate	1.22%	1.11%	0.96%
Expected volatility	82.8%	85.6%	83.0%

Expected volatility is based on historical volatility.  Historical volatility is computed using daily pricing observations for recent periods that correspond to the term of the warrant.  The Company believes this method produces an estimate that is representative of future volatility over the expected term of this warrant.  The expected life is based on the remaining term of the warrant. The risk-free interest rate is based on U.S. Treasury securities with time to maturity close to the remaining term of the warrant.

          The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

As December 31,
2014
Beginning balance	$9,345,000
Warrants issued	-
Fair value change of the issued warrants included in earnings	(7,455,000)
Ending balance	$1,890,000

Following is a summary of the warrants activity:

	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding as of December 31, 2013	10,500,000	$3.02	3.7
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding as of December 31, 2014	10,500,000	$3.02	2.7

The fair value of the 10,500,000 shares underlying the warrant outstanding as of December 31, 2014 was determined using the Monte Carlo Simulation.